Earnings Per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share
Earnings Per Share

NOTE 2. EARNINGS PER SHARE

A reconciliation of the numerators and denominators of basic earnings per share and diluted earnings per share is shown in the table below:

Year Ended December 31,	2014	2013	2012
Numerators
Numerator for basic earnings per share:
Net income	$6,518	$18,553	$7,539
Less: Net income attributable to noncontrolling interest	(294)	(304)	(275)
Net income attributable to AT&T	6,224	18,249	7,264
Dilutive potential common shares:
Share-based payment	13	12	12
Numerator for diluted earnings per share	$6,237	$18,261	$7,276
Denominators (000,000)
Denominator for basic earnings per share:
Weighted-average number of common shares outstanding	5,205	5,368	5,801
Dilutive potential common shares:
Share-based payment (in shares)	16	17	20
Denominator for diluted earnings per share	5,221	5,385	5,821
Basic earnings per share attributable to AT&T	$1.19	$3.39	$1.25
Diluted earnings per share attributable to AT&T	$1.19	$3.39	$1.25